CORPORATE RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
Changes in the restructuring liability were as follows:

(millions of Canadian $)	Employee Severance	Lease Commitments	Total

Restructuring liability as at December 31, 2017	9	53	62
Restructuring charges[1]	—	42	42
Accretion expense	—	1	1
Cash payments	(9)	(15)	(24)
Restructuring liability as at December 31, 2018	—	81	81
Accretion expense	—	2	2
Cash payments	—	(14)	(14)
Restructuring liability as at December 31, 2019	—	69	69

1
At December 31, 2018, the Company recorded an additional $21 million in Plant operating costs and other in the Consolidated statement of income and $21 million as a regulatory asset on the Consolidated balance sheet related to costs that are recoverable through regulatory and tolling structures in future periods